PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.9%
Common Stocks
Canada 4.1%
FirstService Corp.	12,473	$1,988,870
China 2.1%
Silergy Corp.	7,673	1,017,453
Germany 3.7%
Symrise AG	14,871	1,779,750
Israel 2.8%
Nova Ltd.*	11,147	1,318,690
Italy 8.3%
Amplifon SpA	33,033	1,404,984
Moncler SpA	40,690	2,602,475
		4,007,459
Japan 2.9%
Menicon Co. Ltd.	41,171	913,489
Smaregi, Inc.*	31,326	487,138
		1,400,627
Luxembourg 2.2%
Eurofins Scientific SE	10,614	1,064,332
Netherlands 2.0%
Adyen NV, 144A*	468	949,863
Norway 1.0%
Nordic Semiconductor ASA*	16,852	499,864
United Kingdom 10.3%
Abcam PLC*	113,934	2,030,209
Fevertree Drinks PLC	39,222	1,110,400
Rentokil Initial PLC	256,844	1,797,209
		4,937,818
United States 57.5%
Armstrong World Industries, Inc.	18,635	1,845,238
Beauty Health Co. (The)*	66,195	939,969

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
CryoPort, Inc.*	12,404	$518,115
Dynatrace, Inc.*	35,528	1,949,066
Floor & Decor Holdings, Inc. (Class A Stock)*	16,364	1,779,094
HEICO Corp.	14,344	1,956,378
Hyatt Hotels Corp. (Class A Stock)*	21,043	1,927,749
Inari Medical, Inc.*	8,629	634,749
Inspire Medical Systems, Inc.*	4,455	985,847
Latch, Inc.*	11,675	74,837
Medpace Holdings, Inc.*	9,752	1,730,590
Morningstar, Inc.	5,159	1,482,748
Paylocity Holding Corp.*	9,881	2,015,526
Pool Corp.	2,891	1,376,839
Qualtrics International, Inc. (Class A Stock)*	31,954	935,294
SiteOne Landscape Supply, Inc.*	6,220	1,120,346
SiTime Corp.*	4,694	1,094,125
STERIS PLC	10,498	2,355,751
Vail Resorts, Inc.	5,106	1,414,873
Warby Parker, Inc. (Class A Stock)*	28,042	1,042,321
YETI Holdings, Inc.*	6,999	458,994
		27,638,449

Total Long-Term Investments (cost $53,639,333)		46,603,175
Short-Term Investment 8.5%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $4,068,330)	4,068,330	4,068,330

TOTAL INVESTMENTS 105.4% (cost $57,707,663)		50,671,505
Liabilities in excess of other assets (5.4)%		(2,592,242)

Net Assets 100.0%		$48,079,263

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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